CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 27, 2014	Dec. 28, 2013	Mar. 29, 2014	Mar. 30, 2013
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net sales	$ 130,523	$ 115,438	$ 299,404	$ 257,382	$ 345,868	$ 233,203
Cost of goods sold	84,367	75,474	198,605	170,827	231,796	151,357
Amortization of inventory fair value adjustment		288		867	867	9,199
Total cost of goods sold	84,367	75,762	198,605	171,694	232,663	160,556
Gross profit	46,156	39,676	100,799	85,688	113,205	72,647
Operating expenses:
Selling, general and administrative expenses	28,299	26,604	73,167	69,310	91,998	62,609
Acquisition-related expenses				671	671	1,138
Total operating expenses	28,299	26,604	73,167	69,981	92,669	63,747
Income from operations	17,857	13,072	27,632	15,707	20,536	8,900
Interest expense, net	4,177	2,244	9,755	9,528	11,594	7,415
Other income, net	12	12	37	23	39	21
Income before income taxes	13,692	10,840	17,914	6,202	8,981	1,506
Income tax expense	4,929	4,167	6,794	2,434	3,321	826
Net income	8,763	6,673	11,120	3,768	5,660	680
Net income attributed to non-controlling interest		334	4	189	283	34
Net income attributed to Boot Barn Holdings, Inc.	$ 8,763	$ 6,339	$ 11,116	$ 3,579	$ 5,377	$ 646
Earnings per share:
Basic shares (in dollars per share)	$ 0.37	$ 0.33	$ 0.46	$ 0.19	$ 0.28	$ 0.03
Diluted shares (in dollars per share)	$ 0.36	$ 0.33	$ 0.45	$ 0.19	$ 0.28	$ 0.03
Weighted average shares outstanding:
Basic shares	23,704	18,929	20,928	18,929	18,929	18,757
Diluted shares	24,556	19,432	21,599	19,273	19,175	18,757